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Schedule of Investments
(unaudited)
Putnam International Equity Fund 2
Notes to Schedule of Investments 8

Putnam International Equity Fund
Schedule of Investments (unaudited), March 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 95.3%
Australia 5.3%
BHP Group Ltd. ................. Metals & Mining 602,778 $ 21,810,029
Glencore plc .................... Metals & Mining 3,828,804 28,998,879
50,808,908
Austria 1.8%
Erste Group Bank AG ............. Banks 155,698 16,819,321
Canada 1.1%
Canadian National Railway Co. ...... Ground Transportation 97,500 10,035,260
China 1.3%
Alibaba Group Holding Ltd. ......... Broadline Retail 786,700 12,331,121
Denmark 2.0%
Carlsberg A/S , B ................. Beverages 106,164 13,189,217
Novo Nordisk A/S , B .............. Pharmaceuticals 167,098 6,114,867
19,304,084
France 7.9%
Airbus SE ...................... Aerospace & Defense 111,068 20,999,956
BNP Paribas SA ................. Banks 197,113 18,777,698
Cie de Saint-Gobain SA ........... Building Products 130,200 10,779,836
Safran SA ...................... Aerospace & Defense 76,522 25,040,242
75,597,732
Germany 4.6%
Deutsche Bank AG ............... Capital Markets 397,479 11,829,010
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 454,996 20,641,410
Siemens AG .................... Industrial Conglomerates 45,905 11,184,023
43,654,443
Greece 1.9%
National Bank of Greece SA ........ Banks 1,175,249 18,155,110
Hong Kong 3.1%
AIA Group Ltd. .................. Insurance 1,672,400 18,582,585
Prudential plc ................... Insurance 788,406 10,961,300
29,543,885
Indonesia 2.0%
Indofood CBP Sukses Makmur Tbk. PT Food Products 10,230,900 4,426,068
Jardine Matheson Holdings Ltd. ..... Industrial Conglomerates 134,800 9,689,861
Unilever Indonesia Tbk. PT ......... Household Products 42,687,000 4,622,922
18,738,851
Ireland 0.5%
AIB Group plc ................... Banks 467,657 4,992,292
Italy 3.7%
Enel SpA ...................... Electric Utilities 1,708,243 18,675,930
Prysmian SpA ................... Electrical Equipment 75,475 8,912,924
Ryanair Holdings plc , ADR ......... Passenger Airlines 137,100 7,924,380
35,513,234
Japan 18.2%
Chugai Pharmaceutical Co. Ltd. ..... Pharmaceuticals 319,300 17,608,911
Ebara Corp. .................... Machinery 250,500 7,091,188
Hitachi Ltd. ..................... Industrial Conglomerates 684,600 20,083,077
Hoya Corp. ..................... Health Care Equipment & Supplies 153,200 26,558,818
Japan Exchange Group, Inc. ........ Capital Markets 635,700 7,423,694
Minebea Mitsumi, Inc. ............. Machinery 551,600 9,159,366

Putnam International Equity Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Mitsubishi UFJ Financial Group, Inc. .. Banks 1,264,200 $ 21,407,881
Nintendo Co. Ltd. ................ Entertainment 217,600 12,421,836
NOF Corp. ..................... Chemicals 261,000 5,210,033
SBI Holdings, Inc. ................ Capital Markets 425,100 7,871,302
Sony Group Corp. ................ Household Durables 812,100 16,926,386
Sumitomo Mitsui Financial Group, Inc. . Banks 663,000 21,799,655
173,562,147
Netherlands 6.2%
ASML Holding NV ................ Semiconductors & Semiconductor Equipment 21,796 28,983,376
a
Euronext NV , 144A , Reg S ......... Capital Markets 106,295 17,069,054
Universal Music Group NV ......... Entertainment 677,681 13,154,344
59,206,774
Portugal 2.1%
Galp Energia SGPS SA , B ......... Oil, Gas & Consumable Fuels 848,889 20,354,318
Spain 2.8%
Iberdrola SA .................... Electric Utilities 1,160,227 26,562,430
Switzerland 1.8%
ABB Ltd. ....................... Electrical Equipment 212,688 17,293,229
Taiwan 1.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 290,000 16,772,012
United Kingdom 11.9%
AstraZeneca plc ................. Pharmaceuticals 162,695 31,813,380
British American Tobacco plc ........ Tobacco 507,064 29,439,542
Coca-Cola Europacific Partners plc ... Beverages 110,600 10,028,102
Compass Group plc .............. Hotels, Restaurants & Leisure 373,263 10,414,384
Melrose Industries plc ............. Aerospace & Defense 1,050,066 7,115,456
Tesco plc ...................... Consumer Staples Distribution & Retail 1,446,250 9,089,727
Unilever plc ..................... Personal Care Products 288,492 15,838,035
113,738,626
United States 15.3%
BP plc ......................... Oil, Gas & Consumable Fuels 2,239,491 17,528,056
CRH plc ....................... Construction Materials 137,949 14,432,295
Linde plc ....................... Chemicals 41,110 20,380,693
Novartis AG .................... Pharmaceuticals 137,738 21,142,017
Roche Holding AG ............... Pharmaceuticals 67,717 27,025,235
Schneider Electric SE ............. Electrical Equipment 66,487 18,109,836
Shell plc ....................... Oil, Gas & Consumable Fuels 344,988 16,132,025
Sunbelt Rentals Holdings, Inc. ....... Trading Companies & Distributors 171,656 10,950,169
145,700,326
Total Common Stocks (Cost $ 730,475,243 ) .....................................
908,684,103
a
Preferred Stocks 1.3%
South Korea 1.3%
b
Samsung Electronics Co. Ltd. , 1 .05% . Technology Hardware, Storage & Peripherals 159,956 12,912,222
Total Preferred Stocks (Cost $ 5,549,282 ) .......................................
12,912,222

Putnam International Equity Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.1%
United States 0.1%
c
U.S. Treasury Bonds , 1.375%, 8/15/50 237,000 $ 115,940
c
U.S. Treasury Notes ,
3.375%, 11/30/27 ............... 127,000 126,072
0.625%, 8/15/30 ................ 433,400 376,440
618,452
Total U.S. Government and Agency Securities (Cost $ 618,452 ) ....................
618,452
Total Long Term Investments (Cost $ 736,642,977 ) ...............................
922,214,777
Short Term Investments 3.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.2%
United States 0.2%
d
U.S. Treasury Bills ,
3.47%, 4/23/26 ................ 700,000 698,450
e
3.58%, 7/16/26 ................ 1,400,000 1,385,249
2,083,699
Total U.S. Government and Agency Securities (Cost $ 2,083,986 ) ..................
2,083,699
Shares
Management Investment Companies 3.0%
United States 3.0%
f,g
Putnam Short Term Investment Fund ,
Class P , 3.821% ................ 28,354,441 28,354,441
Total Management Investment Companies (Cost $ 28,354,441 ) ....................
28,354,441
a a a a a
Total Short Term Investments (Cost $ 30,438,427 ) ................................
30,438,140
a a a
Total Investments (Cost $ 767,081,404 ) 99.9% ...................................
$952,652,917
Other Assets, less Liabilities 0.1% .............................................
887,169
Net Assets 100.0% ...........................................................
$953,540,086
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the value of this security was
$17,069,054, representing 1.8% of net assets.
b
Variable rate security. The rate shown represents the yield at period end.
c
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At March 31, 2026, the value of this security pledged amounted to
$1,069,116, representing 0.1% of net assets.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Putnam International Equity Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2026, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 15,475,100 10,339,379 4/15/26 $ 335,878 $ —
Australian Dollar .... CITI Buy 2,292,400 1,622,093 4/15/26 — (40,717)
Australian Dollar .... CITI Sell 388,500 259,576 4/15/26 — (8,425)
Australian Dollar .... GSCO Sell 4,092,600 2,734,184 4/15/26 — (89,032)
Australian Dollar .... HSBK Buy 17,508,400 11,765,837 4/15/26 312,059 —
Australian Dollar .... MSCO Buy 12,037,900 8,089,481 4/15/26 214,677 —
Australian Dollar .... MSCO Sell 26,744,500 18,758,138 4/15/26 308,863 —
Australian Dollar .... SSBT Buy 22,841,800 15,456,670 4/15/26 350,144 (49,754)
Australian Dollar .... SSBT Sell 2,929,600 2,066,950 4/15/26 46,011 —
Australian Dollar .... TDOM Buy 15,097,200 10,145,771 4/15/26 268,796 —
Australian Dollar .... TDOM Sell 1,351,300 940,789 4/15/26 8,616 —
Australian Dollar .... WPAC Buy 12,987,200 8,677,392 4/15/26 281,626 —
Canadian Dollar .... BOFA Buy 1,262,100 912,278 4/15/26 — (4,487)
Canadian Dollar .... BZWS Sell 3,968,600 2,868,645 4/15/26 14,150 —
Canadian Dollar .... JPHQ Sell 8,500 6,144 4/15/26 30 —
Canadian Dollar .... MSCO Sell 4,122,300 3,038,099 4/15/26 73,051 —
Canadian Dollar .... SSBT Buy 1,334,900 985,380 4/15/26 — (25,226)
Canadian Dollar .... SSBT Sell 2,235,400 1,617,531 4/15/26 9,674 —
Canadian Dollar .... UBSW Sell 2,744,700 1,986,041 4/15/26 11,860 —
Canadian Dollar .... WPAC Sell 2,584,800 1,868,366 4/15/26 9,196 —
Israeli New Shekel .. BZWS Buy 3,904,800 1,240,454 4/15/26 2,275 —
Israeli New Shekel .. CITI Buy 3,897,600 1,259,477 4/15/26 — (19,039)
Israeli New Shekel .. JPHQ Buy 6,017,900 1,911,567 4/15/26 3,671 —
Israeli New Shekel .. SSBT Buy 20,304,200 6,473,067 4/15/26 — (11,115)
New Zealand Dollar . JPHQ Buy 456,500 262,624 4/15/26 — (180)
New Zealand Dollar . MSCO Buy 1,910,300 1,105,162 4/15/26 — (6,923)
Chinese Yuan ...... BOFA Sell 21,316,000 3,092,408 5/13/26 — (11,967)
Chinese Yuan ...... CITI Buy 1,054,300 152,941 5/13/26 603 —
Chinese Yuan ...... HSBK Sell 96,387,000 13,982,911 5/13/26 — (54,499)
Chinese Yuan ...... JPHQ Buy 154,792,400 22,460,373 5/13/26 82,961 —
Chinese Yuan ...... SSBT Buy 23,153,800 3,363,850 5/13/26 8,175 —
Chinese Yuan ...... SSBT Sell 120,957,700 17,548,627 5/13/26 — (67,159)
Hong Kong Dollar ... BOFA Buy 34,695,500 4,453,497 5/13/26 — (18,289)
Hong Kong Dollar ... BZWS Sell 79,334,600 10,181,114 5/13/26 39,585 —
Hong Kong Dollar ... CITI Sell 27,213,600 3,492,103 5/13/26 13,324 —
Hong Kong Dollar ... GSCO Sell 19,661,300 2,523,360 5/13/26 10,010 —
Hong Kong Dollar ... HSBK Sell 149,173,000 19,139,549 5/13/26 70,413 —
Hong Kong Dollar ... MSCO Buy 30,978,400 3,975,532 5/13/26 — (15,490)
Hong Kong Dollar ... SSBT Buy 59,319,900 7,612,868 5/13/26 — (29,865)
Hong Kong Dollar ... TDOM Buy 72,871,400 9,352,319 5/13/26 — (36,996)
Indian Rupee ...... GSCO Sell 96,300 1,057 5/13/26 37 —
Japanese Yen ...... BOFA Buy 919,743,500 5,909,049 5/13/26 — (91,882)
Japanese Yen ...... BOFA Sell 253,049,000 1,652,706 5/13/26 52,229 —
Japanese Yen ...... BZWS Sell 1,083,559,300 6,961,226 5/13/26 107,962 —
Japanese Yen ...... CITI Buy 482,633,100 3,120,606 5/13/26 — (68,062)
Japanese Yen ...... CITI Sell 956,414,000 6,143,387 5/13/26 94,287 —
Japanese Yen ...... GSCO Buy 3,950,827,800 25,321,266 5/13/26 — (333,185)
Japanese Yen ...... GSCO Sell 661,398,800 4,200,573 5/13/26 28,365 (10,988)
Japanese Yen ...... HSBK Buy 1,000,380,000 6,428,316 5/13/26 — (101,141)
Japanese Yen ...... HSBK Sell 1,608,135,000 10,437,011 5/13/26 265,926 —
Japanese Yen ...... JPHQ Buy 89,572,900 575,491 5/13/26 — (8,963)
Japanese Yen ...... MSCO Buy 5,902,317,400 37,804,965 5/13/26 6,727 (480,885)
Japanese Yen ...... MSCO Sell 839,335,500 5,339,174 5/13/26 33,162 (2,592)
Japanese Yen ...... SSBT Buy 515,381,600 3,363,190 5/13/26 — (103,520)

Putnam International Equity Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... SSBT Sell 1,307,153,300 8,397,760 5/13/26 $ 130,315 $ —
Japanese Yen ...... TDOM Buy 573,728,800 3,679,459 5/13/26 — (50,756)
Japanese Yen ...... TDOM Sell 315,293,700 2,025,346 5/13/26 31,185 —
Japanese Yen ...... UBSW Buy 879,658,300 5,659,293 5/13/26 — (95,655)
Japanese Yen ...... UBSW Sell 93,405,500 600,077 5/13/26 9,309 —
New Taiwan Dollar .. BZWS Sell 306,806,700 9,701,091 5/13/26 141,905 —
New Taiwan Dollar .. HSBK Sell 18,556,900 586,353 5/13/26 8,175 —
New Taiwan Dollar .. SSBT Sell 220,509,400 6,968,223 5/13/26 97,804 —
Singapore Dollar .... BOFA Buy 5,705,000 4,516,308 5/13/26 — (65,574)
Singapore Dollar .... GSCO Buy 2,303,000 1,823,097 5/13/26 — (26,420)
Singapore Dollar .... HSBK Buy 7,700,900 6,096,246 5/13/26 — (88,419)
Singapore Dollar .... SSBT Buy 4,939,300 3,910,130 5/13/26 — (56,754)
South Korean Won .. BOFA Buy 3,924,526,000 2,661,237 5/13/26 — (49,429)
South Korean Won .. BOFA Sell 13,377,281,900 9,174,210 5/13/26 271,508 —
South Korean Won .. BZWS Sell 331,127,300 227,123 5/13/26 6,755 —
South Korean Won .. GSCO Sell 15,102,736,500 10,357,819 5/13/26 306,812 —
South Korean Won .. HSBK Sell 9,485,069,300 6,538,567 5/13/26 226,168 —
South Korean Won .. JPHQ Sell 9,929,932,400 6,809,672 5/13/26 201,213 —
South Korean Won .. MSCO Buy 23,873,855,800 16,372,938 5/13/26 — (484,673)
British Pound ...... BOFA Sell 200,900 265,946 6/17/26 97 —
British Pound ...... BZWS Buy 3,798,200 5,027,810 6/17/26 — (1,674)
British Pound ...... CITI Sell 2,564,100 3,394,239 6/17/26 1,181 —
British Pound ...... GSCO Sell 7,159,400 9,477,113 6/17/26 3,120 —
British Pound ...... HSBK Sell 7,476,800 9,944,107 6/17/26 50,101 —
British Pound ...... JPHQ Buy 4,077,600 5,435,159 6/17/26 — (39,295)
British Pound ...... MSCO Sell 23,420,400 31,255,373 6/17/26 263,292 —
British Pound ...... SSBT Buy 5,061,400 6,731,809 6/17/26 — (34,088)
British Pound ...... SSBT Sell 3,313,500 4,397,553 6/17/26 12,817 —
British Pound ...... TDOM Sell 2,137,100 2,842,407 6/17/26 14,395 —
British Pound ...... UBSW Sell 215,800 287,019 6/17/26 1,452 —
Danish Krone ...... BOFA Buy 3,069,800 472,677 6/17/26 4,181 —
Danish Krone ...... CITI Buy 40,412,700 6,223,179 6/17/26 54,466 —
Danish Krone ...... HSBK Buy 25,905,900 4,002,611 6/17/26 21,570 —
Danish Krone ...... JPHQ Buy 30,573,700 4,736,382 6/17/26 12,888 —
Danish Krone ...... MSCO Sell 172,894,400 26,774,678 6/17/26 — (82,464)
Danish Krone ...... SSBT Buy 40,455,700 6,250,775 6/17/26 33,549 —
Euro ............. BOFA Buy 13,731,200 15,783,465 6/17/26 143,580 —
Euro ............. BZWS Sell 11,176,800 12,847,285 6/17/26 — (116,870)
Euro ............. CITI Sell 4,076,700 4,700,933 6/17/26 2,782 (30,480)
Euro ............. GSCO Sell 486,000 558,633 6/17/26 — (5,087)
Euro ............. HSBK Buy 12,304,600 14,192,273 6/17/26 80,035 —
Euro ............. HSBK Sell 2,580,800 2,979,927 6/17/26 — (13,586)
Euro ............. JPHQ Sell 1,891,900 2,188,132 6/17/26 — (6,314)
Euro ............. MSCO Buy 34,509,400 39,904,973 6/17/26 132,254 (9,206)
Euro ............. MSCO Sell 3,280,800 3,795,980 6/17/26 — (9,474)
Euro ............. SSBT Sell 8,433,100 9,717,011 6/17/26 — (64,680)
Euro ............. TDOM Sell 13,743,900 15,876,113 6/17/26 — (65,662)
Euro ............. UBSW Sell 4,301,300 4,961,227 6/17/26 — (27,922)
Euro ............. WPAC Sell 4,102,100 4,715,167 6/17/26 — (42,926)
Norwegian Krone ... BOFA Buy 46,651,000 4,785,854 6/17/26 28,909 —
Norwegian Krone ... CITI Buy 12,963,700 1,329,880 6/17/26 8,080 —
Swedish Krona ..... BOFA Buy 39,360,500 4,198,790 6/17/26 — (24,834)
Swedish Krona ..... BZWS Buy 26,609,700 2,838,610 6/17/26 — (16,804)
Swedish Krona ..... CITI Buy 28,387,400 3,028,282 6/17/26 — (17,961)
Swedish Krona ..... GSCO Buy 52,810,400 5,633,590 6/17/26 — (33,349)
Swedish Krona ..... JPHQ Buy 61,673,900 6,639,334 6/17/26 — (99,170)
Swedish Krona ..... MSCO Buy 58,547,600 6,296,320 6/17/26 — (87,682)

Putnam International Equity Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 11 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swedish Krona ..... TDOM Buy 42,292,100 4,542,287 6/17/26 $ — $ (57,452)
Swedish Krona ..... WPAC Buy 22,208,700 2,369,092 6/17/26 — (13,987)
Swiss Franc ....... BOFA Sell 3,791,300 4,848,150 6/17/26 66,599 —
Swiss Franc ....... BZWS Buy 2,400,900 3,070,538 6/17/26 — (42,546)
Swiss Franc ....... CITI Sell 3,663,100 4,684,235 6/17/26 64,368 —
Swiss Franc ....... GSCO Buy 2,197,700 2,810,646 6/17/26 — (38,927)
Swiss Franc ....... HSBK Sell 940,000 1,203,571 6/17/26 18,052 —
Swiss Franc ....... JPHQ Buy 6,586,700 8,452,199 6/17/26 — (145,116)
Swiss Franc ....... MSCO Buy 1,726,400 2,214,168 6/17/26 — (36,849)
Swiss Franc ....... SSBT Buy 8,300,300 10,627,132 6/17/26 — (158,873)
Swiss Franc ....... TDOM Buy 3,843,500 4,921,696 6/17/26 — (74,310)
Swiss Franc ....... UBSW Sell 659,500 844,416 6/17/26 12,661 —
Swiss Franc ....... WPAC Buy 3,240,400 4,143,840 6/17/26 — (57,078)
Total Forward Exchange Contracts ................................................... $5,525,921 $(4,062,727)
Net unrealized appreciation (depreciation) ............................................ $1,463,194
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam International Equity Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam International Equity Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam International Equity Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam International Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $853,857 $257,414,167 $(229,913,583) $— $— $28,354,441 28,354,441 $459,670
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.882% ............. $— $39,464,138 $(39,464,138) $— $— $— — $45,529
Total Affiliated Securities ... $853,857 $296,878,305 $(269,377,721) $— $— $28,354,441 $505,199
2. Financial Instrument Valuation
(continued)

Putnam International Equity Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam International Equity Fund
Assets:
Investments in Securities:
a
Common Stocks:
Australia ............................. $ — $ 50,808,908 $ — $ 50,808,908
Austria ............................... — 16,819,321 — 16,819,321
Canada .............................. 10,035,260 — — 10,035,260
China ............................... — 12,331,121 — 12,331,121
Denmark ............................. 13,189,217 6,114,867 — 19,304,084
France ............................... — 75,597,732 — 75,597,732
Germany ............................. — 43,654,443 — 43,654,443
Greece .............................. — 18,155,110 — 18,155,110
Hong Kong ........................... — 29,543,885 — 29,543,885
Indonesia ............................ — 18,738,851 — 18,738,851
Ireland ............................... — 4,992,292 — 4,992,292
Italy ................................. 7,924,380 27,588,854 — 35,513,234
Japan ............................... — 173,562,147 — 173,562,147
Netherlands ........................... — 59,206,774 — 59,206,774
Portugal .............................. — 20,354,318 — 20,354,318
Spain ................................ — 26,562,430 — 26,562,430
Switzerland ........................... — 17,293,229 — 17,293,229
Taiwan ............................... — 16,772,012 — 16,772,012
United Kingdom ........................ 10,028,102 103,710,524 — 113,738,626
United States .......................... 20,380,693 125,319,633 — 145,700,326
Preferred Stocks ........................ — 12,912,222 — 12,912,222
U.S. Government and Agency Securities ....... — 618,452 — 618,452
Short Term Investments ................... 28,354,441 2,083,699 — 30,438,140
Total Investments in Securities ........... $89,912,093 $862,740,824
b
$— $952,652,917
Other Financial Instruments:
Forward Exchange Contracts ............... $— $5,525,921 $— $5,525,921
Total Other Financial Instruments ......... $— $5,525,921 $— $5,525,921
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 4,062,727 $ — $ 4,062,727
Total Other Financial Instruments ......... $— $4,062,727 $— $4,062,727
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $860,038,673, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam International Equity Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR American Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.